                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

-------------------------------------------------------------------------------
1.    Name and address of issuer:
      Metropolitan Life Separate Account E
      C/O Metropolitan Life Insurance Company
      One Madison Avenue, New York, New York 10010-3690


-------------------------------------------------------------------------------
2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): State Street Research Investment Trust Division, State Street Research Income Division, State Street Research Money Market Division, State Street Research Diversified Division, State Street Research Aggressive Growth Division, MetLife Stock Index Division, Putnam International Stock Division, Loomis Sayles High Yield Bond Division, Janus Mid Cap Division,
      T. Rowe Price Small Cap Growth Division, Scudder Global Equity Division, Harris Oakmark Large Cap Value Division, Neuberger Berman Partners Mid Cap Value Division, T. Rowe Price Large Cap Growth Division, Lehman Brothers Aggregate Bond Index Division, Morgan Stanley EAFE Index Division, Russel 200 Index Division. Fidelity Money Market Division, Fidelity Equity-Income Division, Fidelity Growth Division, Fidelity Overseas Division, Fidelity Investment Grade Division, Fidelity Asset Manager Division, Calvert Social Balanced Division, Calvert Social Mid Cap Division, Variable B Division, Variable C Division, Variable D Division, Putnam Large Cap Division, MetLife Mid Cap Stock Index Division, State Street Research Aurora Small Cap Division, Davis Venture Division, Loomis Sayles Small Cap Division, MFS Investors Trust Division, MFS Research Managers Division, Harris Oakmark Mid Cap Value Division, Salomon Brother Strategic Bond Opportunities Division, Salomon Brothers U.S. Government Division, American Funds Growth Division, American Funds Growth And Income Division, American Funds Global Small Cap Division, MFS Mid Cap Growth Division, MFS Research International Division, PIMCO Total Return Division, PIMCO Innovations Division, Janus Growth Division, and Franklin Templeton Small Cap Growth Division.


--------------------------------------------------------------------------------
3.    Investment Company Act File Number:        811-4001
      Securities Act File Number:                2-90380, 333-80547, 333-43970
                                                 333-52366, and 333-69320.
      CIK                                        0000744043
--------------------------------------------------------------------------------
4(a). Last day of fiscal year for which this Form is filed:    December 31, 2001

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
4(b). [ ]Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.
-------------------------------------------------------------------------------

4(c). [ ] Check box if this is the last time the issuer will be filing this
      Form.
-------------------------------------------------------------------------------
5.   Calculation of registration fee:

     (i)     Aggregate sale price of securities sold
             during the fiscal year pursuant to
             section 24(f):                                      $1,354,069,812
                                                                 --------------

     (ii)    Aggregate price of securities redeemed or
             repurchased during the fiscal year                   $ 922,532,937
                                                                  -------------

     (iii)   Aggregate price of securities redeemed
             or repurchased during any prior fiscal
             year ending no earlier than October 11, 1995
             that were not previously used to reduce
             registration fees payable to the Commission:                   $ 0
                                                                        -------

     (iv)   Total available redemption credits [add
            Items 5(ii) and 5(iii):                              - $922,532,937
                                                                   ------------
     (v)    Net sales -- if Item 5(i) is greater than
            Item 5(iv)[subtract Item 5(iv) from
            Item 5(i)]:                                           $ 431,536,875
                                                                  -------------

     (vi)   Redemption credits available for use in                   $(       )
            future years--if Item 5(i) is less than                     -------
            Item 5(iv) [subtract Item 5(iv) from
            Item 5(i)]:


     (vii)  Multiplier for determining registration                  x  .000092
            fee (See Instruction C.9):                                ---------


     (viii) Registration fee due [multiply Item 5(v) by              =  $39,702
            Item 5(vii)] (enter "0" if no fee is due):                ---------

-------------------------------------------------------------------------------
6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
     NA               . If there is a number of shares or other units that were
       ---------------
     registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: NA
                                                         --  ------------
-------------------------------------------------------------------------------
7. Interest due -- if this Form is being filed more than 90 days after the end of the
--------------------------------------------------------------------------------
     issuer's fiscal year (see Instruction D):
                                                                   + $0
                                                                      ---------
-------------------------------------------------------------------------------
8.   Total of the amount of the registration fee
     due plus any interest due [line 5(viii)
     plus line 7]:                                                 =  $39,702
                                                                      -------
--------------------------------------------------------------------------------
9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
                  Method of Delivery:
                                                     Wire Transfer
-------------------------------------------------------------------------------
                                   SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.
--------------------------------------------------------------------------------
     By (Signature and Title) By:       Myra L. Saul: Associate General Counsel
--------------------------------------------------------------------------------

                                             /s/ Myra L. Saul


Date: March 28, 2002